UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Growth Fund

2/28/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace – 1.8%
Goodrich Corp.	322,820	$21,186,674
Precision Castparts Corp.	129,400	14,589,850

		$35,776,524

Alcoholic Beverages – 0.9%
Diageo PLC	556,700	$9,031,830
Heineken N.V.	189,200	9,292,504

		$18,324,334

Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	124,649	$8,426,272

Biotechnology – 3.3%
Alexion Pharmaceuticals, Inc. (a)	219,200	$10,854,784
Celgene Corp. (a)	397,160	23,638,963
Genzyme Corp. (a)	181,340	10,372,648
Gilead Sciences, Inc. (a)	386,930	18,421,737
Human Genome Sciences, Inc. (a)	147,490	4,151,844

		$67,439,976

Broadcasting – 1.7%
Discovery Communications, Inc., “A” (a)	473,460	$14,748,279
Walt Disney Co.	663,600	20,730,864

		$35,479,143

Brokerage & Asset Managers – 2.6%
Affiliated Managers Group, Inc. (a)	125,140	$8,901,208
BM&F Bovespa S.A.	578,400	3,789,534
Charles Schwab Corp.	501,590	9,184,113
CME Group, Inc.	91,490	27,601,618
Hong Kong Exchanges & Clearing Ltd.	236,400	3,956,167

		$53,432,640

Business Services – 5.2%
Accenture Ltd., “A”	425,100	$16,991,247
Cognizant Technology Solutions Corp., “A” (a)	315,130	15,167,207
MasterCard, Inc., “A”	135,040	30,298,925
Visa, Inc., “A”	400,800	34,180,224
Western Union Co.	557,280	8,793,878

		$105,431,481

Chemicals – 1.3%
Monsanto Co.	384,220	$27,145,143

Computer Software – 5.4%
Adobe Systems, Inc. (a)	1,111,330	$38,507,585
Akamai Technologies, Inc. (a)	316,500	8,323,950
Autonomy Corp. PLC (a)	208,200	4,857,189
Citrix Systems, Inc. (a)	264,690	11,384,317
Oracle Corp.	1,314,370	32,399,221
VeriSign, Inc. (a)	643,146	16,027,198

		$111,499,460

Computer Software - Systems – 7.2%
Apple, Inc. (a)(s)	359,300	$73,519,966
EMC Corp. (a)	1,465,570	25,632,819
Hewlett-Packard Co.	816,970	41,493,906
VMware, Inc. (a)	130,850	6,478,384

		$147,125,075

Consumer Products – 3.4%
Avon Products, Inc.	342,400	$10,422,656

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Colgate-Palmolive Co.	338,830	$28,102,560
Natura Cosméticos S.A.	480,170	8,847,999
Procter & Gamble Co.	339,150	21,461,412

		$68,834,627

Consumer Services – 2.6%
Ctrip.com International Ltd., ADR (a)	261,540	$9,998,674
DeVry, Inc.	199,900	12,623,685
Monster Worldwide, Inc. (a)	362,160	5,052,132
Priceline.com, Inc. (a)	53,270	12,079,505
Strayer Education, Inc.	62,260	14,122,436

		$53,876,432

Electrical Equipment – 3.1%
Danaher Corp.	678,150	$50,162,756
Rockwell Automation, Inc.	123,230	6,665,511
Tyco Electronics Ltd.	278,250	7,131,548

		$63,959,815

Electronics – 2.5%
Hittite Microwave Corp. (a)	183,376	$7,654,114
Intel Corp.	1,075,350	22,076,936
Linear Technology Corp.	334,490	9,088,093
National Semiconductor Corp.	438,020	6,342,530
Samsung Electronics Co. Ltd.	10,470	6,715,820

		$51,877,493

Energy - Independent – 3.3%
Anadarko Petroleum Corp.	333,970	$23,421,316
Apache Corp.	145,330	15,062,001
Concho Resources, Inc. (a)	70,600	3,279,370
Noble Energy, Inc.	263,640	19,150,810
Southwestern Energy Co. (a)	140,080	5,960,404

		$66,873,901

Engineering - Construction – 0.7%
Fluor Corp.	345,810	$14,800,668

Entertainment – 2.1%
DreamWorks Animation, Inc., “A” (a)	622,540	$27,055,588
TiVo, Inc. (a)	1,707,230	16,184,540

		$43,240,128

Food & Beverages – 3.1%
Coca-Cola Co.	456,000	$24,040,320
General Mills, Inc.	230,000	16,562,300
Mead Johnson Nutrition Co., “A”	318,300	15,055,590
PepsiCo, Inc.	131,950	8,242,917

		$63,901,127

Food & Drug Stores – 0.4%
Walgreen Co.	232,290	$8,185,900

Gaming & Lodging – 2.1%
International Game Technology	747,700	$13,122,135
Royal Caribbean Cruises Ltd. (a)	558,100	15,777,487
Starwood Hotels & Resorts Worldwide, Inc.	345,050	13,353,435

		$42,253,057

General Merchandise – 2.8%
Costco Wholesale Corp.	350,900	$21,394,373
Dollar General Corp. (a)	303,980	7,262,082

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – continued
Target Corp.	539,570	$27,798,646

		$56,455,101

Insurance – 0.7%
Verisk Analytics, Inc., “A” (a)	538,810	$15,248,323

Internet – 4.4%
Baidu, Inc., ADR (a)	12,200	$6,327,896
Google, Inc., “A” (a)	147,880	77,903,184
Tencent Holdings Ltd.	313,300	6,143,177

		$90,374,257

Leisure & Toys – 0.4%
THQ, Inc. (a)	1,342,100	$8,133,126

Machinery & Tools – 0.3%
Bucyrus International, Inc.	109,800	$6,869,088

Major Banks – 2.0%
Bank of America Corp.	870,340	$14,499,864
Goldman Sachs Group, Inc.	72,440	11,325,994
JPMorgan Chase & Co.	254,400	10,677,168
Regions Financial Corp.	263,100	1,775,925
SunTrust Banks, Inc.	105,200	2,504,812

		$40,783,763

Medical & Health Technology & Services – 4.2%
athenahealth, Inc. (a)	96,900	$3,569,796
Cerner Corp. (a)	135,700	11,256,315
DaVita, Inc. (a)	133,400	8,218,774
Express Scripts, Inc. (a)	317,580	30,490,856
IDEXX Laboratories, Inc. (a)	200,720	10,600,023
MedAssets, Inc. (a)	324,700	7,029,755
Medco Health Solutions, Inc. (a)	241,780	15,290,167

		$86,455,686

Medical Equipment – 5.7%
Baxter International, Inc.	160,800	$9,154,344
Becton, Dickinson & Co.	246,010	19,156,799
Conceptus, Inc. (a)	888,430	17,439,881
Covidien PLC	476,300	23,395,856
DENTSPLY International, Inc.	268,580	8,887,312
Synthes, Inc.	116,300	13,868,308
Thermo Fisher Scientific, Inc. (a)	503,170	24,539,601

		$116,442,101

Metals & Mining – 0.6%
BHP Billiton Ltd., ADR	85,210	$6,248,449
Freeport-McMoRan Copper & Gold, Inc.	84,380	6,342,001

		$12,590,450

Network & Telecom – 4.3%
Cisco Systems, Inc. (a)	2,367,450	$57,600,059
Juniper Networks, Inc. (a)	806,640	22,569,787
Palm, Inc. (a)(l)	455,890	2,780,929
Tellabs, Inc.	778,200	5,377,362

		$88,328,137

Oil Services – 2.4%
Halliburton Co.	742,550	$22,387,883
Oceaneering International, Inc. (a)	111,500	6,740,175

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Schlumberger Ltd.	312,150	$19,072,365

		$48,200,423

Other Banks & Diversified Financials – 0.6%
American Express Co.	319,040	$12,184,138

Pharmaceuticals – 4.6%
Abbott Laboratories	562,260	$30,519,473
Allergan, Inc.	287,300	16,786,939
Johnson & Johnson	159,400	10,042,200
Roche Holding AG	49,600	8,283,212
Teva Pharmaceutical Industries Ltd., ADR	491,110	29,471,511

		$95,103,335

Precious Metals & Minerals – 0.5%
Teck Resources Ltd., “B” (a)	291,920	$10,783,525

Printing & Publishing – 1.1%
Moody’s Corp.	311,300	$8,286,806
MSCI, Inc., “A” (a)	481,010	14,420,680

		$22,707,486

Railroad & Shipping – 0.2%
Union Pacific Corp.	63,300	$4,264,521

Specialty Chemicals – 0.9%
Praxair, Inc.	233,700	$17,560,218

Specialty Stores – 4.4%
Abercrombie & Fitch Co., “A”	338,170	$12,316,151
Amazon.com, Inc. (a)	129,530	15,336,352
Home Depot, Inc.	688,750	21,489,000
Limited Brands, Inc.	581,500	12,856,965
Staples, Inc.	744,370	19,174,971
TJX Cos., Inc.	202,710	8,438,817

		$89,612,256

Telephone Services – 1.8%
American Tower Corp., “A” (a)	851,088	$36,307,414

Tobacco – 1.3%
Philip Morris International, Inc.	527,070	$25,815,889

Trucking – 1.2%
Expeditors International of Washington, Inc.	376,450	$13,729,132
Landstar System, Inc.	276,030	11,010,837

		$24,739,969

Total Common Stocks		$1,996,842,402

Money Market Funds (v) – 2.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	51,890,387	$51,890,387

Collateral for Securities Loaned – 0.1%
Morgan Stanley, Repurchase Agreement, 0.11% dated 2/26/10, due 3/1/2010, total to be received $1,810,819 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $1,847,024 in a individually traded account), at Net Asset Value	1,810,802	$1,810,802

Total Investments		$2,050,543,591

Other Assets, Less Liabilities – (0.1)%		(1,677,741)

Net Assets – 100.0%		$2,048,865,850

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities short. At February 28, 2010, the value of the securities pledged amounted to $178,019. At February 28, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Growth Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,996,842,402	$—	$—	$1,996,842,402
Short Term Securities	—	1,810,802	—	1,810,802
Mutual Funds	51,890,387	—	—	51,890,387

Total Investments	$2,048,732,789	$1,810,802	$—	$2,050,543,591

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

MFS Growth Fund

Supplemental Information (Unaudited) 2/28/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,835,937,874

Gross unrealized appreciation	$256,180,640
Gross unrealized depreciation	(43,385,725)

Net unrealized appreciation (depreciation)	$212,794,915

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,398,436	89,569,592	(109,077,641)	51,890,387

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,651	$51,890,387

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.